Goodwill, net - Additional Information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Oct. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Oct. 30, 2020
Goodwill [Line Items]
Goodwill			¥ 31,188	¥ 31,188
Yuancui
Goodwill [Line Items]
Equity interest acquired (as a percent)	51.00%	70.00%		51.00%
Total consideration	¥ 30,000
Goodwill	¥ 31,188